Warrant Liabilities - Inspirato LLC	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrant Liabilities

(10)Warrant Liabilities

In 2013, in association with a $10.0 million loan facility, the Company issued 1,994 warrants exercisable for Series B-1 preferred units at an exercise price of $125.38 per unit, which expire the later of April 25, 2020 or five years from the effective date of an initial public offering.

In 2017, in association with the issuance of Series E preferred units, the company issued 19,717 warrants at an exercise price of $128.29 per unit. The Company issued a total of 31,407 warrants during 2017. See Note 9 for additional detail on warrants issued in conjunction with the surety bond agreement.

As of December 31, 2020 and 2021, the Company used level 3 inputs for the valuation of its warrants liabilities. The fair value of the warrant liabilities is based in part on aggregate equity value indications, consistent with the analysis of the Company’s common unit valuation using the option pricing method.

Subsequent changes in the estimated fair value of the warrants are reflected in the change in fair value of warrant liabilities in the accompanying consolidated statement of operations.

The Company determined the estimated fair values for the outstanding warrants at December 31, 2020 and 2021 of $91 thousand and $547 thousand, respectively. All warrants were exercised in conjunction with the business combination discussed in Note 16 below.

Warrant Liabilities

(10)Warrant Liabilities

In 2013, in association with a $10.0 million loan facility, the Company issued 1,994 warrants exercisable for Series B-1 preferred units at an exercise price of $125.38 per unit, which expire the later of April 25, 2020 or five years from the effective date of an initial public offering.

In 2017, in association with the issuance of Series E preferred units, the company issued 19,717 warrants at an exercise price of $128.29 per unit. The Company issued a total of 31,407 warrants during 2017. See Note 9 for additional detail on warrants issued in conjunction with the surety bond agreement.

As of December 31, 2020 and 2021, the Company used level 3 inputs for the valuation of its warrants liabilities. The fair value of the warrant liabilities is based in part on aggregate equity value indications, consistent with the analysis of the Company’s common unit valuation using the option pricing method.

Subsequent changes in the estimated fair value of the warrants are reflected in the change in fair value of warrant liabilities in the accompanying consolidated statement of operations.

The Company determined the estimated fair values for the outstanding warrants at December 31, 2020 and 2021 of $91 thousand and $547 thousand, respectively. All warrants were exercised in conjunction with the business combination discussed in Note 16 below.